Operating costs and other operating income - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs and other operating income
Personnel costs	€ (2,997)	€ (1,693)	€ (1,709)
Depreciation	(113)	(59)	(37)
External outsourcing costs	(1,776)	(1,267)	(1,802)
Professional fees	(131)	(99)	(15)
Other operating expenses	(659)	(363)	(214)
Total sales and marketing expenses	€ (5,676)	€ (3,480)	€ (3,776)